Organization and Nature of Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Jul. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from offering, including underwriter's option to purchase shares and concurrent private placement		$ 278,263
Payment of distributions		170,854	$ 105,165
Repayment of outstanding borrowings under the credit agreement		$ 35,000
Class A Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of distributions	$ 170,900
Outstanding common shares		17,425,000		0
Class A Shares | Landbridge
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from offering, including underwriter's option to purchase shares and concurrent private placement	270,900
Repayment of outstanding borrowings under the credit agreement	$ 100,000
Class B Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding common shares		55,726,603		0
Class B Shares | LandBridge Holdings, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding common shares		55,726,603
LandBridge Company LLC | Class A Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding common shares		17,425,000
LandBridge Company LLC | Class A Shares | IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period (in shares)	14,500,000
Shares issued, price per share	$ 17
Number of days option given to purchase additional shares	30 days
LandBridge Company LLC | Class A Shares | Over - Allotment Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period (in shares)	2,175,000
LandBridge Company LLC | Class A Shares | Private Placement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during the period (in shares)	750,000
Shares issued, price per share	$ 17